Group assets and liabilities by business types (Details) - USD ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Analysis of operating segments
Sovereign debt		$ 38,051	$ 50,811
Other government bonds		4,034	3,875
Corporate bonds		34,534	44,157
Asset-backed securities		370	251
Total debt securities	[1]	76,989	99,094
Loans		2,536	2,562
Equity securities and holdings in collective investment schemes	[1]	57,679	61,601
Other financial investments		6,844	5,222
Total financial investments		144,048	168,479
Assets
Investment properties		37	38
Investments in joint ventures and associates accounted for using the equity method		1,915	2,183
Cash and cash equivalents		5,514	7,170
Reinsurers' share of insurance contract liabilities		2,807	9,753
Other assets		11,621	11,479
Total assets		165,942	199,102
Shareholders' equity		16,960	17,088
Non-controlling interests		167	176
Total equity		17,127	17,264	$ 22,119	$ 19,669
Liabilities
Contract liabilities and unallocated surplus of with-profits funds		125,758	157,299
Core structural borrowings		4,261	6,127
Operational borrowings		815	861
Other liabilities		17,981	17,551
Total liabilities		148,815	181,838
Total equity and liabilities		165,942	199,102
Within one year
Analysis of operating segments
Total financial investments		68,955	71,524
Indonesia
Analysis of operating segments
Sovereign debt		1,557	1,632
Singapore
Analysis of operating segments
Sovereign debt		4,731	5,428
Thailand
Analysis of operating segments
Sovereign debt		1,456	1,580
United Kingdom
Analysis of operating segments
Sovereign debt		4	233
United States
Analysis of operating segments
Sovereign debt		21,891	32,124
Vietnam
Analysis of operating segments
Sovereign debt		2,410	3,042
Other (predominantly Asia)
Analysis of operating segments
Sovereign debt		6,002	6,772
AAA
Analysis of operating segments
Other government bonds		1,673	1,804
Corporate bonds		1,539	1,869
Asset-backed securities		299	168
AA+ to AA-
Analysis of operating segments
Other government bonds		153	59
Corporate bonds		3,892	4,420
Asset-backed securities		10	11
A+ to A-
Analysis of operating segments
Other government bonds		1,133	1,090
Corporate bonds		12,102	15,015
Asset-backed securities		34	43
BBB+ to BBB-
Analysis of operating segments
Other government bonds		503	253
Corporate bonds		13,185	16,339
Asset-backed securities		23	24
Below BBB- and unrated
Analysis of operating segments
Other government bonds		572	669
Corporate bonds		3,816	6,514
Asset-backed securities		4	5
Unrated
Analysis of operating segments
Securities excluding sovereign debt		1,152	1,130
Mortgage loans
Analysis of operating segments
Loans		140	150
Policy loans
Analysis of operating segments
Loans		1,920	1,733
Other loans
Analysis of operating segments
Loans		476	679
Direct equities
Analysis of operating segments
Equity securities and holdings in collective investment schemes		26,908	26,155
Collective investment schemes
Analysis of operating segments
Equity securities and holdings in collective investment schemes		30,771	35,446
Insurance operations
Assets
Shareholders' equity		14,407	14,289
Operating segments | Asia and Africa
Analysis of operating segments
Sovereign debt		38,051	50,585
Other government bonds		4,034	3,875
Corporate bonds		34,534	44,157
Asset-backed securities		370	251
Total debt securities		76,989	98,868
Loans		2,536	2,562
Equity securities and holdings in collective investment schemes		57,411	60,916
Other financial investments		5,095	4,134
Total financial investments		142,031	166,480
Assets
Investment properties		37	38
Investments in joint ventures and associates accounted for using the equity method		1,915	2,183
Cash and cash equivalents		3,705	3,441
Reinsurers' share of insurance contract liabilities		2,807	9,753
Other assets		11,621	11,249
Total assets		162,116	193,144
Shareholders' equity		15,465	15,409
Non-controlling interests		167	176
Total equity		15,632	15,585
Liabilities
Contract liabilities and unallocated surplus of with-profits funds		125,758	157,299
Operational borrowings		219	266
Other liabilities		20,507	19,994
Total liabilities		146,484	177,559
Total equity and liabilities		162,116	193,144
Operating segments | Indonesia | Asia and Africa
Analysis of operating segments
Sovereign debt		1,557	1,632
Operating segments | Singapore | Asia and Africa
Analysis of operating segments
Sovereign debt		4,731	5,428
Operating segments | Thailand | Asia and Africa
Analysis of operating segments
Sovereign debt		1,456	1,580
Operating segments | United Kingdom | Asia and Africa
Analysis of operating segments
Sovereign debt		4	7
Operating segments | United States | Asia and Africa
Analysis of operating segments
Sovereign debt		21,891	32,124
Operating segments | Vietnam | Asia and Africa
Analysis of operating segments
Sovereign debt		2,410	3,042
Operating segments | Other (predominantly Asia) | Asia and Africa
Analysis of operating segments
Sovereign debt		6,002	6,772
Operating segments | AAA | Asia and Africa
Analysis of operating segments
Other government bonds		1,673	1,804
Corporate bonds		1,539	1,869
Asset-backed securities		299	168
Operating segments | AA+ to AA- | Asia and Africa
Analysis of operating segments
Other government bonds		153	59
Corporate bonds		3,892	4,420
Asset-backed securities		10	11
Operating segments | A+ to A- | Asia and Africa
Analysis of operating segments
Other government bonds		1,133	1,090
Corporate bonds		12,102	15,015
Asset-backed securities		34	43
Operating segments | BBB+ to BBB- | Asia and Africa
Analysis of operating segments
Other government bonds		503	253
Corporate bonds		13,185	16,339
Asset-backed securities		23	24
Operating segments | Below BBB- and unrated | Asia and Africa
Analysis of operating segments
Other government bonds		572	669
Corporate bonds		3,816	6,514
Asset-backed securities		4	5
Operating segments | Mortgage loans | Asia and Africa
Analysis of operating segments
Loans		140	150
Operating segments | Policy loans | Asia and Africa
Analysis of operating segments
Loans		1,920	1,733
Operating segments | Other loans | Asia and Africa
Analysis of operating segments
Loans		476	679
Operating segments | Direct equities | Asia and Africa
Analysis of operating segments
Equity securities and holdings in collective investment schemes		26,642	25,472
Operating segments | Collective investment schemes | Asia and Africa
Analysis of operating segments
Equity securities and holdings in collective investment schemes		30,769	35,444
Operations within segments | Insurance operations | With-profits business | Asia and Africa
Analysis of operating segments
Sovereign debt		25,747	34,680
Other government bonds		2,850	2,509
Corporate bonds		20,152	26,003
Asset-backed securities		210	137
Total debt securities		48,959	63,329
Loans		1,970	2,033
Equity securities and holdings in collective investment schemes		32,120	34,240
Other financial investments		1,793	1,561
Total financial investments		84,842	101,163
Assets
Cash and cash equivalents		1,038	905
Reinsurers' share of insurance contract liabilities		145	225
Other assets		1,156	1,184
Total assets		87,181	103,477
Liabilities
Contract liabilities and unallocated surplus of with-profits funds		77,687	94,002
Operational borrowings		118	142
Other liabilities		9,376	9,333
Total liabilities		87,181	103,477
Total equity and liabilities		87,181	103,477
Operations within segments | Insurance operations | With-profits business | Indonesia | Asia and Africa
Analysis of operating segments
Sovereign debt		482	414
Operations within segments | Insurance operations | With-profits business | Singapore | Asia and Africa
Analysis of operating segments
Sovereign debt		3,240	3,684
Operations within segments | Insurance operations | With-profits business | United States | Asia and Africa
Analysis of operating segments
Sovereign debt		19,983	28,552
Operations within segments | Insurance operations | With-profits business | Vietnam | Asia and Africa
Analysis of operating segments
Sovereign debt		1
Operations within segments | Insurance operations | With-profits business | Other (predominantly Asia) | Asia and Africa
Analysis of operating segments
Sovereign debt		2,041	2,030
Operations within segments | Insurance operations | With-profits business | AAA | Asia and Africa
Analysis of operating segments
Other government bonds		1,480	1,472
Corporate bonds		996	1,222
Asset-backed securities		168	88
Operations within segments | Insurance operations | With-profits business | AA+ to AA- | Asia and Africa
Analysis of operating segments
Other government bonds		105	45
Corporate bonds		1,951	2,203
Asset-backed securities		6	6
Operations within segments | Insurance operations | With-profits business | A+ to A- | Asia and Africa
Analysis of operating segments
Other government bonds		746	667
Corporate bonds		7,230	9,046
Asset-backed securities		20	26
Operations within segments | Insurance operations | With-profits business | BBB+ to BBB- | Asia and Africa
Analysis of operating segments
Other government bonds		292	121
Corporate bonds		7,885	9,523
Asset-backed securities		14	15
Operations within segments | Insurance operations | With-profits business | Below BBB- and unrated | Asia and Africa
Analysis of operating segments
Other government bonds		227	204
Corporate bonds		2,090	4,009
Asset-backed securities		2	2
Operations within segments | Insurance operations | With-profits business | Policy loans | Asia and Africa
Analysis of operating segments
Loans		1,498	1,365
Operations within segments | Insurance operations | With-profits business | Other loans | Asia and Africa
Analysis of operating segments
Loans		472	668
Operations within segments | Insurance operations | With-profits business | Direct equities | Asia and Africa
Analysis of operating segments
Equity securities and holdings in collective investment schemes		13,063	10,290
Operations within segments | Insurance operations | With-profits business | Collective investment schemes | Asia and Africa
Analysis of operating segments
Equity securities and holdings in collective investment schemes		19,057	23,950
Operations within segments | Insurance operations | Unit-linked | Asia and Africa
Analysis of operating segments
Sovereign debt		1,812	1,942
Other government bonds		344	238
Corporate bonds		2,859	3,659
Asset-backed securities		7	9
Total debt securities		5,022	5,848
Equity securities and holdings in collective investment schemes		18,139	20,516
Other financial investments		379	149
Total financial investments		23,540	26,513
Assets
Cash and cash equivalents		749	911
Other assets		154	166
Total assets		24,443	27,590
Liabilities
Contract liabilities and unallocated surplus of with-profits funds		22,842	25,651
Other liabilities		1,601	1,939
Total liabilities		24,443	27,590
Total equity and liabilities		24,443	27,590
Operations within segments | Insurance operations | Unit-linked | Indonesia | Asia and Africa
Analysis of operating segments
Sovereign debt		589	598
Operations within segments | Insurance operations | Unit-linked | Singapore | Asia and Africa
Analysis of operating segments
Sovereign debt		507	550
Operations within segments | Insurance operations | Unit-linked | United Kingdom | Asia and Africa
Analysis of operating segments
Sovereign debt		4	7
Operations within segments | Insurance operations | Unit-linked | United States | Asia and Africa
Analysis of operating segments
Sovereign debt		54	47
Operations within segments | Insurance operations | Unit-linked | Vietnam | Asia and Africa
Analysis of operating segments
Sovereign debt		12	20
Operations within segments | Insurance operations | Unit-linked | Other (predominantly Asia) | Asia and Africa
Analysis of operating segments
Sovereign debt		646	720
Operations within segments | Insurance operations | Unit-linked | AAA | Asia and Africa
Analysis of operating segments
Other government bonds		85	86
Corporate bonds		181	236
Asset-backed securities		5	6
Operations within segments | Insurance operations | Unit-linked | AA+ to AA- | Asia and Africa
Analysis of operating segments
Other government bonds		21	2
Corporate bonds		385	359
Asset-backed securities		1	1
Operations within segments | Insurance operations | Unit-linked | A+ to A- | Asia and Africa
Analysis of operating segments
Other government bonds		139	119
Corporate bonds		524	675
Operations within segments | Insurance operations | Unit-linked | BBB+ to BBB- | Asia and Africa
Analysis of operating segments
Other government bonds		77	16
Corporate bonds		1,325	1,711
Operations within segments | Insurance operations | Unit-linked | Below BBB- and unrated | Asia and Africa
Analysis of operating segments
Other government bonds		22	15
Corporate bonds		444	678
Asset-backed securities		1	2
Operations within segments | Insurance operations | Unit-linked | Direct equities | Asia and Africa
Analysis of operating segments
Equity securities and holdings in collective investment schemes		11,379	12,812
Operations within segments | Insurance operations | Unit-linked | Collective investment schemes | Asia and Africa
Analysis of operating segments
Equity securities and holdings in collective investment schemes		6,760	7,704
Operations within segments | Insurance operations | Other business | Asia and Africa
Analysis of operating segments
Sovereign debt		10,395	13,802
Other government bonds		840	1,128
Corporate bonds		11,522	14,495
Asset-backed securities		153	105
Total debt securities		22,910	29,530
Loans		566	529
Equity securities and holdings in collective investment schemes		7,089	6,073
Other financial investments		2,816	2,318
Total financial investments		33,381	38,450
Assets
Investment properties		37	38
Investments in joint ventures and associates accounted for using the equity method		1,601	1,878
Cash and cash equivalents		1,791	1,444
Reinsurers' share of insurance contract liabilities		2,662	9,528
Other assets		9,665	9,191
Total assets		49,137	60,529
Shareholders' equity		14,407	14,289
Non-controlling interests		43	45
Total equity		14,450	14,334
Liabilities
Contract liabilities and unallocated surplus of with-profits funds		25,229	37,646
Operational borrowings		86	106
Other liabilities		9,372	8,443
Total liabilities		34,687	46,195
Total equity and liabilities		49,137	60,529
Operations within segments | Insurance operations | Other business | Indonesia | Asia and Africa
Analysis of operating segments
Sovereign debt		483	609
Operations within segments | Insurance operations | Other business | Singapore | Asia and Africa
Analysis of operating segments
Sovereign debt		917	1,068
Operations within segments | Insurance operations | Other business | Thailand | Asia and Africa
Analysis of operating segments
Sovereign debt		1,456	1,577
Operations within segments | Insurance operations | Other business | United States | Asia and Africa
Analysis of operating segments
Sovereign debt		1,854	3,525
Operations within segments | Insurance operations | Other business | Vietnam | Asia and Africa
Analysis of operating segments
Sovereign debt		2,397	3,022
Operations within segments | Insurance operations | Other business | Other (predominantly Asia) | Asia and Africa
Analysis of operating segments
Sovereign debt		3,288	4,001
Operations within segments | Insurance operations | Other business | AAA | Asia and Africa
Analysis of operating segments
Other government bonds		108	246
Corporate bonds		362	411
Asset-backed securities		126	74
Operations within segments | Insurance operations | Other business | AA+ to AA- | Asia and Africa
Analysis of operating segments
Other government bonds		27	12
Corporate bonds		1,556	1,858
Asset-backed securities		3	4
Operations within segments | Insurance operations | Other business | A+ to A- | Asia and Africa
Analysis of operating segments
Other government bonds		248	304
Corporate bonds		4,348	5,294
Asset-backed securities		14	17
Operations within segments | Insurance operations | Other business | BBB+ to BBB- | Asia and Africa
Analysis of operating segments
Other government bonds		134	116
Corporate bonds		3,974	5,105
Asset-backed securities		9	9
Operations within segments | Insurance operations | Other business | Below BBB- and unrated | Asia and Africa
Analysis of operating segments
Other government bonds		323	450
Corporate bonds		1,282	1,827
Asset-backed securities		1	1
Operations within segments | Insurance operations | Other business | Mortgage loans | Asia and Africa
Analysis of operating segments
Loans		140	150
Operations within segments | Insurance operations | Other business | Policy loans | Asia and Africa
Analysis of operating segments
Loans		422	368
Operations within segments | Insurance operations | Other business | Other loans | Asia and Africa
Analysis of operating segments
Loans		4	11
Operations within segments | Insurance operations | Other business | Direct equities | Asia and Africa
Analysis of operating segments
Equity securities and holdings in collective investment schemes		2,139	2,286
Operations within segments | Insurance operations | Other business | Collective investment schemes | Asia and Africa
Analysis of operating segments
Equity securities and holdings in collective investment schemes		4,950	3,787
Operations within segments | Eastspring | Asia and Africa
Analysis of operating segments
Sovereign debt		97	161
Corporate bonds		1
Total debt securities		98	161
Equity securities and holdings in collective investment schemes		63	87
Other financial investments		107	106
Total financial investments		268	354
Assets
Investments in joint ventures and associates accounted for using the equity method		314	305
Cash and cash equivalents		127	181
Other assets		713	759
Total assets		1,422	1,599
Shareholders' equity		1,058	1,120
Non-controlling interests		124	131
Total equity		1,182	1,251
Liabilities
Operational borrowings		15	18
Other liabilities		225	330
Total liabilities		240	348
Total equity and liabilities		1,422	1,599
Operations within segments | Eastspring | Indonesia | Asia and Africa
Analysis of operating segments
Sovereign debt		3	11
Operations within segments | Eastspring | Singapore | Asia and Africa
Analysis of operating segments
Sovereign debt		67	126
Operations within segments | Eastspring | Thailand | Asia and Africa
Analysis of operating segments
Sovereign debt			3
Operations within segments | Eastspring | Other (predominantly Asia) | Asia and Africa
Analysis of operating segments
Sovereign debt		27	21
Operations within segments | Eastspring | BBB+ to BBB- | Asia and Africa
Analysis of operating segments
Corporate bonds		1
Operations within segments | Eastspring | Direct equities | Asia and Africa
Analysis of operating segments
Equity securities and holdings in collective investment schemes		61	84
Operations within segments | Eastspring | Collective investment schemes | Asia and Africa
Analysis of operating segments
Equity securities and holdings in collective investment schemes		2	3
Elimination of intra-segment amounts | Asia and Africa
Assets
Other assets		(67)	(51)
Total assets		(67)	(51)
Liabilities
Other liabilities		(67)	(51)
Total liabilities		(67)	(51)
Total equity and liabilities		(67)	(51)
Unallocated to a segment (central operations)
Analysis of operating segments
Sovereign debt			226
Total debt securities			226
Equity securities and holdings in collective investment schemes		268	685
Other financial investments		1,749	1,088
Total financial investments		2,017	1,999
Assets
Cash and cash equivalents		1,809	3,729
Other assets		3,409	3,608
Total assets		7,235	9,336
Shareholders' equity		1,495	1,679
Total equity		1,495	1,679
Liabilities
Core structural borrowings		4,261	6,127
Operational borrowings		596	595
Other liabilities		883	935
Total liabilities		5,740	7,657
Total equity and liabilities		7,235	9,336
Unallocated to a segment (central operations) | United Kingdom
Analysis of operating segments
Sovereign debt			226
Unallocated to a segment (central operations) | Direct equities
Analysis of operating segments
Equity securities and holdings in collective investment schemes		266	683
Unallocated to a segment (central operations) | Collective investment schemes
Analysis of operating segments
Equity securities and holdings in collective investment schemes		2	2
Elimination of inter-group debtors and creditors
Assets
Other assets		(3,409)	(3,378)
Total assets		(3,409)	(3,378)
Liabilities
Other liabilities		(3,409)	(3,378)
Total liabilities		(3,409)	(3,378)
Total equity and liabilities		$ (3,409)	$ (3,378)

[1]	Included within equity securities and holdings in collective investment schemes and debt securities as at 31 December 2022 are $1,571 million of lent securities and assets subject to repurchase agreements (31 December 2021: $854 million).